UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-179

Name of registrant as specified in charter: Central Securities Corporation

Address of principal executive offices:

630 Fifth Avenue

Suite 820

New York, New York 10111

Name and address of agent for service:

Central Securities Corporation, Wilmot H. Kidd, President

630 Fifth Avenue

Suite 820

New York, New York 10111

Registrant’s telephone number, including area code: 212-698-2020

Date of fiscal year end: December 31, 2013

Date of reporting period: June 30, 2013

Item 1. Reports to Stockholders.

CENTRAL SECURITIES CORPORATION

SEMI-ANNUAL REPORT

JUNE 30, 2013

CENTRAL SECURITIES CORPORATION

(Organized on October 1, 1929 as an investment company, registered as such with the Securities and Exchange Commission under the provisions of the Investment Company Act of 1940.)

25-YEAR HISTORICAL DATA

		Per Share of Common Stock
			Source of dividends and distributions
Year	Total net assets	Net asset value	Ordinary income*	Long-term capital gains*		Total dividends and distributions		Unrealized appreciation of investments at end of period
1987	$110,629,270	$11.36						$ 15,056,016
1988	118,930,727	11.77	$ .16	$ .92		$1.08		25,718,033
1989	129,376,703	12.24	.35	.65	**	1.00	**	38,661,339
1990	111,152,013	10.00	.20	.50	**	.70	**	25,940,819
1991	131,639,511	11.87	.14	.56	**	.70	**	43,465,583
1992	165,599,864	14.33	.20	.66		.86		70,586,429
1993	218,868,360	17.90	.18	1.42		1.60		111,304,454
1994	226,639,144	17.60	.22	1.39		1.61		109,278,788
1995	292,547,559	21.74	.33	1.60		1.93		162,016,798
1996	356,685,785	25.64	.28	1.37		1.65		214,721,981
1997	434,423,053	29.97	.34	2.08		2.42		273,760,444
1998	476,463,575	31.43	.29	1.65		1.94		301,750,135
1999	590,655,679	35.05	.26	2.34		2.60		394,282,360
2000	596,289,086	32.94	.32	4.03		4.35		363,263,634
2001	539,839,060	28.54	.22	1.58	**	1.80	**	304,887,640
2002	361,942,568	18.72	.14	1.11		1.25		119,501,484
2003	478,959,218	24.32	.11	1.29		1.40		229,388,141
2004	529,468,675	26.44	.11	1.21		1.32		271,710,179
2005	573,979,905	27.65	.28	1.72		2.00		302,381,671
2006	617,167,026	30.05	.58	1.64		2.22		351,924,627
2007	644,822,724	30.15	.52	1.88		2.40		356,551,394
2008	397,353,061	17.79	.36	2.10		2.46		94,752,477
2009	504,029,743	22.32	.33	.32		.65		197,256,447
2010	593,524,167	26.06	.46	.44		.90		281,081,168
2011	574,187,941	24.96	.43	.57		1.00		255,654,966
2012	569,465,087	24.53	.51	.43		.94		247,684,116
Six mos. to
June 30, 2013***	613,622,946	26.50	.02	.18		.20		277,906,730

Total dividends and distributions for the period:			$7.34	$33.64		$40.98

*	Computed on the basis of the Corporation’s status as a “regulated investment company” for Federal income tax purposes. Dividends from ordinary income include short-term capital gains.
**	Includes non-taxable returns of capital of $.56 in 1989, $.47 in 1990, $.11 in 1991 and $.55 in 2001.
***	Unaudited.

     The Common Stock is listed on the NYSE MKT under the symbol CET. On June 28, 2013 (the last trading day of the period), the closing market price was $21.09 per share.

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To the Stockholders of

     CENTRAL SECURITIES CORPORATION:

     Financial statements for the six months ended June 30, 2013 reviewed by our independent registered public accounting firm and other pertinent information are submitted herewith.

     Comparative net assets are as follows:

	June 30, 2013 (Unaudited)	December 31, 2012

Net assets	$613,622,946	$569,465,087
Net assets per share of Common Stock	26.50	24.53
Shares of Common Stock outstanding	23,153,852	23,218,307

     Comparative operating results are as follows:

	Six months ended June 30,
	2013 (Unaudited)		2012 (Unaudited)

Net investment income	$927,092		$3,698,980
Per share of Common Stock	.04	*	.16 *
Net realized gain on sale of investments	18,986,170		3,378,456
Increase (decrease) in net unrealized appreciation of investments	30,222,614		(18,213,002)
Increase (decrease) in net assets resulting from operations	50,135,876		(11,135,566)

* Based on the average number of Common shares outstanding during the period.

     A distribution of $.20 per share of Common Stock was paid on June 25, 2013 to stockholders of record as of June 11, 2013. Stockholders will be sent a notice concerning the taxability of all 2013 distributions early in 2014.

     During the first six months of 2013, the Corporation purchased 67,455 shares of its Common Stock at an average price of $20.773 per share. The Corporation may from time to time purchase its Common Stock in such amounts and at such prices as the Board of Directors deems advisable in the best interests of stockholders. Purchases may be made on the NYSE MKT or in private transactions directly with stockholders.

     We are pleased to report that on July 11, 2013, the Corporation entered into an agreement to sell 35,000 shares of The Plymouth Rock Company, Inc. back to Plymouth Rock for $92,750,000. The terms of the agreement provide that the transaction be completed on or before August 30, 2013. The realized gain from this sale will be included with other gains and losses realized by the Corporation during the year in determining the net amount of capital gain distributable in 2013. Following the completion of this transaction and the

[ 3 ]

planned repurchase by Plymouth Rock of its shares from certain other Plymouth Rock investors, we anticipate that the Corporation will have a 27% ownership interest in Plymouth Rock.

     Stockholders’ inquiries are welcome.

CENTRAL SECURITIES CORPORATION
WILMOT H. KIDD, President

630 Fifth Avenue
New York, NY 10111
July 24, 2013

PRINCIPAL PORTFOLIO CHANGES

April 1 to June 30, 2013
(Unaudited)
(Common Stock unless specified otherwise)

	Number of Shares
	Purchased		Sold	Held June 30, 2013

Brady Corporation			138,900	590,000
CEVA, Inc.			51,100	848,900
Convergys Corporation			115,000	397,743
Encana Corporation	250,000			250,000
Freeport-McMoRan Copper & Gold Inc.	100,000			300,000
General Electric Company	9,750			209,750
GeoMet, Inc. Series A Convertible
Redeemable Preferred Stock	8,666	(a)		286,004
Motorola Solutions, Inc.	50,000			250,000
Oracle Corporation	100,000			100,000
The Plymouth Rock Company, Inc.			120	69,660
Precision Castparts Corporation			28,000	—
RadiSys Corporation			261,300	928,700
Walgreen Co.	10,000			260,000

(a) Received as a dividend.

[ 4 ]

TEN LARGEST INVESTMENTS

June 30, 2013
(Unaudited)

	Cost	Value	Percent of Net Assets	Year First Acquired
	(millions)
The Plymouth Rock Company, Inc.	$2.2	$181.1	29.5%	1982
Coherent, Inc.	18.1	37.4	6.1	2007
Intel Corporation	16.3	36.1	5.9	1986
Analog Devices, Inc.	8.8	27.0	4.4	1987
The Bank of New York Mellon Corporation	18.3	25.9	4.2	1993
Agilent Technologies, Inc.	12.6	25.2	4.1	2005
Brady Corporation	1.2	18.1	3.0	1984
Murphy Oil Corporation	1.0	17.0	2.8	1974
CEVA, Inc.	9.4	16.4	2.7	2009
Capital One Financial Corporation	13.0	15.1	2.5	2013

DIVERSIFICATION OF INVESTMENTS

June 30, 2013
(Unaudited)

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2013	December 31, 2012
Common Stocks:
Insurance	1	$2,176,186	$181,116,000	29.5%	28.8%
Semiconductor	4	44,781,924	84,433,404	13.8	13.5
Technology Hardware and Equipment	5	57,070,338	69,208,598	11.3	11.1
Energy	6	52,581,073	47,366,485	7.7	7.8
Banking and Finance	3	35,190,314	46,299,650	7.5	4.9
Health Care	4	25,289,320	40,379,040	6.6	7.0
Diversified Industrial	3	8,552,352	36,659,003	6.0	10.9
Software and Services	3	21,206,780	18,982,960	3.1	3.8
Other	8	42,845,690	42,994,856	7.0	6.6
Preferred Stocks:
Energy	1	2,027,220	2,187,931	0.3	0.4

[ 5 ]

STATEMENT OF INVESTMENTS
June 30, 2013
(Unaudited)

COMMON STOCKS 92.5%

Shares		Value
	Banking and Finance 7.5%
925,000	The Bank of New York Mellon Corporation	$25,946,250
240,000	Capital One Financial Corporation	15,074,400
100,000	JPMorgan Chase & Co.	5,279,000
		46,299,650
	Diversified Industrial 6.0%
590,000	Brady Corporation Class A	18,130,700
209,750	General Electric Company	4,864,103
110,000	Roper Industries, Inc.	13,664,200
		36,659,003
	Energy 7.7%
350,000	Canadian Oil Sands Ltd.	6,497,085
200,000	Devon Energy Corporation	10,376,000
250,000	Encana Corporation	4,235,000
2,000,000	GeoMet, Inc. (a)(b)	319,600
280,000	Murphy Oil Corporation	17,049,200
320,000	QEP Resources, Inc.	8,889,600
		47,366,485
	Environmental Services 1.2%
488,712	Heritage-Crystal Clean, Inc. (a)	7,140,082

	Health Care 6.6%
590,000	Agilent Technologies, Inc.	25,228,400
100,000	Medtronic, Inc.	5,147,000
200,000	Merck & Co., Inc.	9,290,000
228,000	Vical Inc. (a)	713,640
		40,379,040
	Insurance 29.5%
69,660	The Plymouth Rock Company, Inc.
	Class A (b)(c)	181,116,000

	Metals and Mining 1.7%
100,000	Cameco Corporation	2,066,000
300,000	Freeport-McMoRan Copper & Gold Inc.	8,283,000
		10,349,000
	Retailing 2.9%
20,000	Aerogroup International, Inc. (a)(c)	428,400
400,000	Tesco PLC ADR	6,100,000
260,000	Walgreen Co.	11,492,000
		18,020,400

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Shares		Value
	Semiconductor 13.8%
600,000	Analog Devices, Inc.	$27,036,000
848,900	CEVA, Inc. (a)	16,434,704
1,490,000	Intel Corporation	36,102,700
1,500,000	Mindspeed Technologies, Inc. (a)	4,860,000
		84,433,404
	Software and Services 3.1%
397,743	Convergys Corporation	6,932,660
100,000	Oracle Corporation	3,071,000
990,000	Xerox Corporation	8,979,300
		18,982,960
	Technology Hardware and Equipment 11.3%
679,300	Coherent, Inc. (a)	37,409,051
500,000	Flextronics International Ltd. (a)	3,870,000
250,000	Motorola Solutions, Inc.	14,432,500
928,700	RadiSys Corporation (a)	4,467,047
3,000,000	Sonus Networks, Inc. (a)	9,030,000
		69,208,598
	Telecommunication Services 1.2%
145,425	Primus Telecommunications Group, Inc. (a)	1,736,374
200,000	Vodafone Group Plc. ADR	5,749,000
		7,485,374
	Total Common Stocks
	(cost $289,693,977)	567,439,996

	PREFERRED STOCKS 0.3%
	Energy 0.3%
286,004	GeoMet, Inc. Series A Convertible Redeemable Preferred Stock (b)(d) (cost $2,027,220)	2,187,931
	Total Investments (cost $291,721,197) (e) (92.8%)	569,627,927
	Cash, receivables and other assets less liabilities (7.2%)	43,995,019
	Net Assets (100%)	$613,622,946

(a)	Non-dividend paying.
(b)	Affiliate as defined in the Investment Company Act of 1940.
(c)	Valued based on Level 3 inputs – see Note 2.
(d)	Valued based on Level 2 inputs – see Note 2.
(e)	Aggregate cost for Federal tax purposes is substantially the same.

See accompanying notes to financial statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013
(Unaudited)

ASSETS:
Investments:
General portfolio securities at market value (cost $273,858,859)	$386,004,396
Securities of affiliated companies (cost $17,862,338) (Notes 5 and 6)	183,623,531	$569,627,927
Cash, receivables and other assets:
Cash	43,875,453
Dividends receivable	943,796
Office equipment and leasehold improvements, net	55,349
Other assets	124,142	44,998,740
Total Assets		614,626,667
LIABILITIES:
Payable for treasury stock purchased	450,836
Accrued expenses and reserves	552,885
Total Liabilities		1,003,721
NET ASSETS		$613,622,946
NET ASSETS are represented by:
Common Stock $1 par value: authorized 30,000,000 shares; issued 23,245,968 (Notes 3 and 8)		$23,245,968
Surplus:
Paid-in	$296,265,569
Undistributed net gain from sale of investments	16,839,793
Undistributed net investment income	1,243,999	314,349,361
Net unrealized appreciation of investments		277,906,730
Treasury stock, at cost (92,116 shares of Common Stock) (Note 3)		(1,879,113)
NET ASSETS		$613,622,946
NET ASSET VALUE PER COMMON SHARE (23,153,852 shares outstanding)		$26.50

See accompanying notes to financial statements.

[ 8 ]

STATEMENT OF OPERATIONS

For the six months ended June 30, 2013
(Unaudited)

INVESTMENT INCOME
Income:
Dividends (net of foreign withholding taxes of $45,971) (Note 5)		$3,280,995
Expenses:
Investment research	890,347
Administration and operations	744,126
Occupancy and office operating expenses	274,388
Directors’ fees	140,900
Legal, auditing and tax preparation fees	78,283
Stockholder communications and meetings	52,465
Franchise and miscellaneous taxes	48,008
Software and information services	44,949
Transfer agent, registrar and custodian fees and expenses	23,493
Travel and related expenses	15,752
Miscellaneous	41,192	2,353,903
Net investment income		927,092

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Unaffiliated companies	18,596,170
Affiliated companies	390,000	18,986,170
Increase in net unrealized appreciation of investments		30,222,614
Net gain on investments		49,208,784
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$50,135,876

See accompanying notes to financial statements.

[ 9 ]

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended June 30, 2013
and the year ended December 31, 2012

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
FROM OPERATIONS:
Net investment income	$927,092	$12,226,721
Net realized gain from investment transactions	18,986,170	8,683,497
Increase (decrease) in net unrealized appreciation of investments	30,222,614	(7,970,850)
Net increase in net assets resulting from operations	50,135,876	12,939,368
DISTRIBUTIONS TO STOCKHOLDERS FROM:
Net investment income	(463,914)	(11,747,485)
Net realized gain from investment transactions	(4,175,231)	(9,851,359)
Decrease in net assets from distributions	(4,639,145)	(21,598,844)
FROM CAPITAL SHARE TRANSACTIONS: (Notes 3 and 8)
Distribution to stockholders reinvested in Common Stock	—	6,262,118
Issuance of shares of Common Stock to directors and employees	62,400	195,154
Cost of treasury stock purchased	(1,401,272)	(2,520,650)
Increase (decrease) in net assets from capital share transactions	(1,338,872)	3,936,622
Total increase (decrease) in net assets	44,157,859	(4,722,854)
NET ASSETS:
Beginning of period	569,465,087	574,187,941
End of period (including undistributed net investment income of $1,243,999 and $780,821, respectively)	$613,622,946	$569,465,087

See accompanying notes to financial statements.

[ 10 ]

STATEMENT OF CASH FLOWS

For the six months ended June 30, 2013
(Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations		$50,135,876
Adjustments to net increase in net assets
from operations:
Purchases of securities	$(32,874,545)
Proceeds from securities sold	52,275,881
Net realized gain from investments	(18,986,170)
Increase in net unrealized appreciation of investments	(30,222,614)
Depreciation and amortization	23,502
Non-cash stock compensation	62,400
Changes in operating assets and liabilities:
Increase in dividends receivable	(560,059)
Increase in other assets	(14,875)
Increase in accrued expenses and reserves	368,575
Total adjustments		(29,927,905)
Net cash provided by operating activities		20,207,971

CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends and distributions paid	(9,284,488)
Treasury stock purchased	(1,112,850)
Cash flows used in financing activities		(10,397,338)
Net increase in cash		9,810,633
Cash at beginning of period		34,064,820
Cash at end of period		$43,875,453

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Non-cash financing activities not included herein consist of:
Payable for treasury stock purchased		$450,836
Issuance of shares of Common Stock to directors		$62,400

See accompanying notes to financial statements.

[ 11 ]

NOTES TO FINANCIAL STATEMENTS — (Unaudited)

     1. Significant Accounting Policies — Central Securities Corporation (the “Corporation”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Security Valuation — Marketable common and preferred stocks are valued at the last or closing sale price or, if unavailable, at the closing bid price. Written options are valued at the last quoted asked price. Securities for which no ready market exists are valued at estimated fair value pursuant to procedures adopted by the Board of Directors.

Federal Income Taxes — It is the Corporation’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net capital gains to its stockholders. Management has analyzed positions taken on the Corporation’s tax returns and has determined that no provision for income taxes is required in the accompanying financial statements.

Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported. Actual results may differ from those estimates.

Other — Security transactions are accounted for as of the trade date, and cost of securities sold is determined by specific identification. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

     2. Fair Value Measurements — The Corporation’s investments are categorized below in three broad hierarchical levels based on market price observability as follows:

•   Level 1 — Quoted prices in active markets for identical investments;

•   Level 2 — Other significant observable inputs obtained from independent sources, for example, quoted prices for similar investments or the use of models or other valuation methodologies;

•   Level 3 — Significant unobservable inputs including the Corporation’s own assumptions based upon the best information available. Investments categorized as Level 3 include securities in which there is little, if any, market activity. The Corporation’s Level 3 investments consist of The Plymouth Rock Company, Inc. (“Plymouth Rock”) and Aerogroup International, Inc.

     The designated Level for a security is not necessarily an indication of the risk associated with investing in that security.

[ 12 ]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

     The Corporation’s investments as of June 30, 2013 are classified as follows:

	Level 1	Level 2	Level 3	Total Value
Common Stocks	$385,895,596	—	$181,544,400	$567,439,996
Preferred Stocks	—	$2,187,931	—	2,187,931
Total	$385,895,596	$2,187,931	$181,544,400	$569,627,927

     The Corporation’s investment in GeoMet, Inc. Series A Preferred Stock will be transferred from Level 1 to Level 2 if there are no actual market trades in the security on a valuation date. The security will be transferred back to Level 1 if there are market trades on a subsequent valuation date. On June 30, 2013, this investment was considered Level 2, and its value was based on the closing bid price. On December 31, 2012, this investment was considered Level 1, and its value was based on the closing sale price. There were no other transfers of investments between Levels 1, 2 and 3 during the six months ended June 30, 2013.

     The following is a reconciliation of the change in the value of Level 3 investments:

Balance as of December 31, 2012	$164,410,200
Net realized gains and change in net unrealized appreciation of investments included in net increase in net assets resulting from operations	17,532,600
Sales	(398,400)
Balance as of June 30, 2013	$181,544,400

     Unrealized appreciation of Level 3 investments held at June 30, 2013 increased during the six months ended June 30, 2013 by $17,416,200, which is included in the above table. In valuing Level 3 investments, the Corporation considers the results of various valuation methods. Consideration is also given to corporate governance, marketability, professional appraisals of portfolio companies, company and industry results and outlooks, and general market conditions. Management then recommends a value for each investment in light of all the information available. All of this information is subsequently presented to and discussed with the Corporation’s Board of Directors, which selects the value. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

     In valuing the Plymouth Rock Level 3 investment as of June 30, 2013, management used a number of significant unobservable inputs to develop a range of possible values for the investment. It used a comparable company approach that applied market multiples from selected publicly traded companies to financial information from each of Plymouth Rock’s major business segments. The market multiples used were price-to-book value, price-to-earnings and price-to-revenue. Management also used a discounted cash flow model based on a forecasted earnings growth rate ranging from 0%–4% and a weighted average cost of capital of 10%. Transactions in Plymouth Rock’s shares were also considered.

[ 13 ]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

The values obtained from weighting the three methods described above (with greater weight given to the comparable company approach) were then discounted by 20% and 40% for the lack of marketability of the shares, which represents the range of rates management believes market participants would apply. The resulting range of values, together with the underlying support, other information about Plymouth Rock’s financial condition and results of operations and its industry outlook, were considered by management, which recommended a value for the investment. All of this information was subsequently considered by the Corporation’s directors, who selected the value.

     Significant increases (decreases) in the price-to-book value multiple, price-to-earnings multiple, price-to-revenue multiple and earnings growth rate in isolation would result in a higher (lower) range of fair value measurements. Significant increases (decreases) in the discount for lack of marketability or weighted average cost of capital in isolation would result in a lower (higher) range of fair value measurements.

     3. Common Stock Purchases — The Corporation purchased 67,455 shares of its Common Stock in the first six months of 2013 at an average price of $20.773 per share representing an average discount from net asset value of 21.1%. It may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of the stockholders. Purchases will only be made at less than net asset value per share, thereby increasing the net asset value of shares held by the remaining stockholders. Shares so acquired may be held as treasury stock available for stock distributions, or may be retired.

     4. Investment Transactions — The aggregate cost of securities purchased and the aggregate proceeds of securities sold during the six months ended June 30, 2013, excluding short-term investments, were $32,874,545 and $52,275,881, respectively.

     As of June 30, 2013, based on cost for Federal income tax purposes, the aggregate gross unrealized appreciation and depreciation for all securities were $324,413,319 and $46,506,589, respectively.

     5. Affiliated Companies — Plymouth Rock and GeoMet, Inc., are affiliated companies as defined in the Investment Company Act of 1940 due to the Corporation’s ownership of 5% or more of these companies’ outstanding voting securities. During the six months ended June 30, 2013, the Corporation sold 120 shares of Plymouth Rock at a gain of $390,000 and received as dividends 17,070 additional shares of GeoMet Series A Preferred Stock. Net unrealized appreciation related to affiliated companies increased by $17,351,926 for the six months ended June 30, 2013 to $165,761,193. The President of the Corporation is a director of Plymouth Rock.

[ 14 ]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

     6. Restricted Securities — The Corporation from time to time invests in securities the resale of which is restricted. The Corporation does not have the right to demand registration of the restricted securities. On June 30, 2013, such investments had an aggregate value of $181,544,400, which was equal to 29.6% of the Corporation’s net assets. Investments in restricted securities at June 30, 2013, including acquisition dates and cost, were:

Company	Shares	Security	Date Acquired	Cost
Aerogroup International, Inc.	20,000	Common Stock	6/14/05	$ 11,719
The Plymouth Rock Company, Inc.	60,000	Class A Stock	12/15/82	1,500,000
The Plymouth Rock Company, Inc.	9,660	Class A Stock	6/9/84	676,186

     7. Bank Line of Credit — The Corporation has entered into a $25 million uncommitted, secured revolving line of credit with UMB Bank, n.a. (“UMB”), the Corporation’s custodian. All borrowings are payable on demand of UMB. Interest on any borrowings is payable monthly at a rate based on the federal funds rate, subject to a minimum annual rate of 2.50%. During the six months ended June 30, 2013, there were no outstanding borrowings.

     8. Compensation and Benefit Plans — The aggregate remuneration paid during the six months ended June 30, 2013 to all officers was $960,000. This amount represents the taxable income to these officers and therefore differs from the amounts included in the accompanying Statement of Operations that are expensed in accordance with generally accepted accounting principles.

     Officers and other employees participate in a 401(k) and profit sharing plan. The Corporation has agreed to contribute 3% of each participant’s qualifying compensation to the plan, which is immediately vested. Contributions in excess of 3% may be made at the discretion of the Board of Directors and vest after three years of service. During the six months ended June 30, 2013, the Corporation accrued $90,400 related to the plan.

     The Corporation has adopted and its stockholders have approved an incentive compensation plan (the “2012 Plan”) that is administered by the Corporation’s Compensation and Nominating Committee (the “Committee”). The 2012 Plan permits the grant of awards of unrestricted stock, restricted stock, restricted stock units and cash to full-time employees and non-employee directors of the Corporation. The 2012 Plan provides for the issuance of up to 1,000,000 shares of the Corporation’s Common Stock over the ten-year life of the 2012 Plan, of which 987,320 remain available for future grants at June 30, 2013. The 2012 Plan limits the amount of shares that can be awarded to any one person in total or within a certain time period. Any award made under the 2012 Plan may be subject to performance conditions.

[ 15 ]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

     Pursuant to the terms of the 2012 Plan, each non-employee director is awarded 500 shares of vested unrestricted Common Stock at his initial election to the Board of Directors or at his continuation of service as a director after the Corporation’s annual meeting. During the six months ended June 30, 2013, non-employee directors were granted a total of 3,000 shares of Common Stock valued at $20.80 per share, which was the average of the high and low prices of the Corporation’s Common Stock on the grant date. The aggregate share value of $62,400 plus cash payments of $78,500 made to all non-employee directors are included in Directors’ Fees expense in the accompanying Statement of Operations. No other awards were made under the 2012 Plan during the six months ended June 30, 2013.

     On December 12, 2012, the Corporation granted a performance-based award to an officer. Achievement of this award is based on the Corporation satisfying at least one of three performance goals determined by the Committee over the period from January 1, 2013 through June 30, 2014 (the “Performance Period”). The maximum amount that can be paid under this grant is $1,000,000, of which a maximum of one-third relates to each performance goal. The Committee has full discretion to reduce the amount awarded for the achievement of any of the performance goals to zero. The Corporation accrues compensation expense relating to this award ratably during the Performance Period based on management’s estimate of the final amount to be awarded when it believes any of the goals are probable of achievement. For the six months ended June 30, 2013, the Corporation accrued $65,800 relating to this award. When the Committee determines the final award amount, which may differ from the amount previously accrued, compensation expense will be adjusted to the final amount. Any amount actually awarded may be paid in cash or in Common Stock of the Corporation at the determination of the Committee.

     9. Operating Lease Commitment — The Corporation has entered into an operating lease for office space which expires in 2014 and provides for future minimum rental payments in the aggregate amount of $341,806 as of June 30, 2013. The lease agreement contains escalation clauses relating to operating costs and real property taxes. Future minimum rental commitments under the lease are $170,903 remaining for 2013 and $170,903 in 2014.

     10. Subsequent Event – Sale of Shares of Plymouth Rock — On July 11, 2013, the Corporation entered into an agreement to sell 35,000 shares of Plymouth Rock back to the company for $92,750,000. The terms of the agreement provide that the transaction be completed on or before August 30, 2013.

[ 16 ]

FINANCIAL HIGHLIGHTS

     The following table shows per share operating performance data, total returns, ratios and supplemental data for the six months ended June 30, 2013 and each year in the five-year period ended December 31, 2012. This information has been derived from information contained in the financial statements and market price data for the Corporation’s shares.

     The Corporation’s total returns reflect changes in market price or net asset value, as applicable, and assume reinvestment of all distributions. Distributions that are payable only in cash are assumed to be reinvested at the market price or net asset value, as applicable, on the payable date of the distribution. Distributions that may be taken in shares are assumed to be reinvested at the price designated by the Corporation.

	Six Months Ended June 30, 2013 (Unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$24.53		$24.96	$26.06	$22.32	$17.79	$30.15
Net investment income*	.04		.53	.43	.45	.29	.39
Net realized and unrealized gain (loss) on securities*	2.13		(.02)	(.53)	4.19	4.89	(10.29)
Total from investment operations	2.17		.51	(.10)	4.64	5.18	(9.90)
Less:
Dividends from net investment income	.02		.51	.43	.45	.33	.36
Distributions from capital gains	.18		.43	.57	.45	.32	2.10
Total distributions	.20		.94	1.00	.90	.65	2.46
Net asset value, end of period	$26.50		$24.53	$24.96	$26.06	$22.32	$17.79
Per share market value, end of period	$21.09		$19.98	$20.46	$21.97	$17.98	$14.40
Total investment return, market (%)	6.85		1.25	(2.50)	27.14	26.97	(39.63)
Total investment return, NAV (%)	8.85		2.70	.18	21.73	30.15	(32.66)
Ratios/Supplemental Data:
Net assets, end of period (000)	$613,623		$569,465	$574,188	$593,524	$504,030	$397,353
Ratio of expenses to average net assets (%)	.79	†	.79	.71	.78	.91	.66
Ratio of net investment income to
average net assets (%)	.41	†	2.14	1.62	1.92	1.49	1.43
Portfolio turnover rate (%)	5.94		3.55	8.07	6.67	7.94	11.04

*	Based on the average number of shares outstanding during the period.
†	Annualized, not necessarily indicative of full year ratio.

See accompanying notes to financial statements.

[ 17 ]

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS AND STOCKHOLDERS OF
   CENTRAL SECURITIES CORPORATION

     We have reviewed the accompanying statement of assets and liabilities, including the statement of investments, of Central Securities Corporation as of June 30, 2013, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended June 30, 2013. These interim financial statements and financial highlights are the responsibility of Central Securities Corporation’s management.

     We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

     Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with U.S. generally accepted accounting principles.

     We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended December 31, 2012 and financial highlights for each of the years in the five-year period ended December 31, 2012, and in our report, dated February 1, 2013, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

KPMG LLP

New York, NY
July 26, 2013

[ 18 ]

OTHER STOCKHOLDER INFORMATION

Direct Registration

     The Corporation utilizes direct registration, a system that allows for book-entry ownership and the electronic transfer of the Corporation’s shares. Stockholders may find direct registration a convenient way of managing their investment. Stockholders wishing certificates may request them.

     A pamphlet which describes the features and benefits of direct registration, including the ability of shareholders to deposit certificates with our transfer agent, can be obtained by calling Computershare Trust Company at 1-800-756-8200, calling the Corporation at 1-866-593-2507 or visiting our website: www.centralsecurities.com under Contact Us.

Proxy Voting Policies and Procedures

     The policies and procedures used by the Corporation to determine how to vote proxies relating to portfolio securities and the Corporation’s proxy voting record for the twelve-month period ended June 30, 2013 are available: (1) without charge, upon request, by calling us at our toll-free telephone number (1-866-593-2507), (2) on the Corporation’s website at www.centralsecurities.com and (3) on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Portfolio Information

     The Corporation files its complete schedule of portfolio holdings with the SEC for the first and the third quarter of each fiscal year on Form N-Q. The Corporation’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Annual Meeting of Stockholders

     The annual meeting of stockholders of the Corporation was held on March 20, 2013. At the meeting, all of the directors of the Corporation were reelected by the following vote of the holders of the Common Stock:

	In Favor	Withheld
L. Price Blackford	20,190,485	1,208,140
Simms C. Browning	20,092,944	1,305,681
Donald G. Calder	20,092,368	1,306,257
David C. Colander	20,189,668	1,208,957
Jay R. Inglis	20,058,641	1,339,984
Wilmot H. Kidd	20,097,910	1,300,715
C. Carter Walker, Jr.	20,087,351	1,311,274

     A proposal to approve the selection of KPMG LLP as independent auditors of the Corporation for the year 2013 was ratified with 20,554,411 votes in favor, 104,167 votes against and 740,047 votes abstaining.

[ 19 ]

BOARD OF DIRECTORS

Wilmot H. Kidd, Chairman
Simms C. Browning, Lead Independent Director
L. Price Blackford
Donald G. Calder
David C. Colander
Jay R. Inglis
C. Carter Walker, Jr.

OFFICERS

Wilmot H. Kidd, President
Marlene A. Krumholz, Vice President and Secretary
Andrew J. O’Neill, Vice President
Lawrence P. Vogel, Vice President and Treasurer

OFFICE

630 Fifth Avenue
New York, NY 10111
212-698-2020
866-593-2507 (toll-free)
www.centralsecurities.com

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.
P.O. Box 43069, Providence, RI 02940-3069
800-756-8200
www.computershare.com

CUSTODIAN

UMB Bank, n.a.
Kansas City, MO

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
New York, NY

[ 20 ]

Item 2. Code of Ethics. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3. Audit Committee Financial Experts. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4. Principal Accountant Fees and Services. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 5. Audit Committee of Listed Registrants. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 6. Investments.

(a) Schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclose Proxy Voting Policies and Procedures for Closed-End Management Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (January 1 through January 31)	0	NA	NA	NA
Month #2 (February 1 through February 28)	0	NA	NA	NA
Month #3 (March 1 through March 31)	0	NA	NA	NA
Month #4 (April 1 through April 30)	6,323	$20.27	NA	NA
Month #5 (May 1 through May 31)	16,758	$20.96	NA	NA
Month #6 (June 1 through June 30)	44,374	$20.77	NA	NA
Total	67,455	$20.77	NA	NA

Item 10. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since such procedures were last described in the Corporation’s proxy statement dated February 8, 2013.

Item 11. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of Central Securities Corporation (the “Corporation”) have concluded that the Corporation’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the Corporation’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Corporation’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. The information required by this Item is only required in an annual report on this Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(b) Certifications of the principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Central Securities Corporation

By: /s/ Wilmot H. Kidd

Wilmot H. Kidd

President

August 8, 2013

Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capabilities and on the dates indicated.

By: /s/ Wilmot H. Kidd

Wilmot H. Kidd

President

August 8, 2013

Date

By: /s/ Lawrence P. Vogel

Lawrence P. Vogel

Vice President and Treasurer

August 8, 2013

Date